Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Summary of Remuneration of Directors of the Company

Remuneration of Directors of the Company	$ million
	2020	2019	2018
Emoluments	6	8	12
Value of released awards under long-term incentive plans	6	12	20
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expense

Directors and Senior Management expense	$ million
	2020	2019	2018
Short-term benefits	14	18	26
Retirement benefits	3	3	3
Share-based compensation	17	15	14
Termination and related amounts	2	2	—
Total	36	38	43